Borrowings - Schedule of Carrying Amount of the Borrowings (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Ambank Islamic Bank – Domestic Recourse Factoring, at Base Financing Rate – 1% [Member]
Line of Credit
Line of Credit	RM 6,686,298	$ 1,646,466	RM 3,692,949
Ambank Islamic Bank – Domestic Recourse Factoring, at Base Financing Rate – 1% [Member] | Capacity [Member]
Line of Credit
Line of Credit	10,000,000
AmBank Islamic Bank – Invoice Financing, at Base Financing Rate [Member]
Line of Credit
Line of Credit	24,073,870	5,928,065	19,502,322
AmBank Islamic Bank – Invoice Financing, at Base Financing Rate [Member] | Capacity [Member]
Line of Credit
Line of Credit	45,000,000
AmBank Islamic Bank – Accepted Bills, at Islamic Interbank Discounting Rate + 1.50% [Member]
Line of Credit
Line of Credit			436,269
AmBank Islamic Bank – Accepted Bills, at Islamic Interbank Discounting Rate + 1.50% [Member] | Capacity [Member]
Line of Credit
Line of Credit	10,200,000
AmBank Islamic Bank – Overdraft, Base Financing Rate +1.0% [Member]
Line of Credit
Line of Credit	364,167	89,674
AmBank Islamic Bank – Overdraft, Base Financing Rate +1.0% [Member] | Capacity [Member]
Line of Credit
Line of Credit	1,000,000
CIMB Islamic Bank – Invoice Financing, at Cost of Funds + 1.5% [Member]
Line of Credit
Line of Credit	7,980,612	1,965,184	6,257,673
CIMB Islamic Bank – Invoice Financing, at Cost of Funds + 1.5% [Member] | Capacity [Member]
Line of Credit
Line of Credit	10,000,000
CIMB Islamic Bank – Overdraft, at Base Financing Rate +0.5% [Member]
Line of Credit
Line of Credit	374,243	92,155	460,338
CIMB Islamic Bank – Overdraft, at Base Financing Rate +0.5% [Member] | Capacity [Member]
Line of Credit
Line of Credit	500,000
Maybank Islamic Bank – Invoice Financing, at Cost of Funds + 1.5% [Member]
Line of Credit
Line of Credit	4,934,051	1,214,984	1,363,007
Maybank Islamic Bank – Invoice Financing, at Cost of Funds + 1.5% [Member] | Capacity [Member]
Line of Credit
Line of Credit	5,000,000
Maybank Islamic Bank – Overdraft, at Base Financing Rate +1.0% [Member]
Line of Credit
Line of Credit			1,005,262
Maybank Islamic Bank – Overdraft, at Base Financing Rate +1.0% [Member] | Capacity [Member]
Line of Credit
Line of Credit	1,000,000
AmBank Islamic Bank – Term Financing, at Base Financing Rate – 1% [Member]
Line of Credit
Line of Credit	778,060	191,594	862,876
AmBank Islamic Bank – Term Financing, at Base Financing Rate – 1% [Member] | Capacity [Member]
Line of Credit
Line of Credit	1,000,000
AmBank Islamic Bank – Term Financing, at Base Financing Rate – 1.75% [Member]
Line of Credit
Line of Credit	1,150,531	283,312	1,209,161
AmBank Islamic Bank – Term Financing, at Base Financing Rate – 1.75% [Member] | Capacity [Member]
Line of Credit
Line of Credit	9,700,000
AmBank Islamic Bank – Term Financing, at Base Financing Rate – 0.75% [Member]
Line of Credit
Line of Credit	16,582,547	4,083,365
AmBank Islamic Bank – Term Financing, at Base Financing Rate – 0.75% [Member] | Capacity [Member]
Line of Credit
Line of Credit	22,000,000
Borrowing [Member]
Line of Credit
Line of Credit	62,924,379	$ 15,494,799	RM 34,789,857
Borrowing [Member] | Capacity [Member]
Line of Credit
Line of Credit	RM 115,400,000